Financial Instruments (Carrying Value, Fair Value And Hierarchy Of Financial Instruments) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Carrying Value [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments of deferred compensation plans held in trust	$ 65,624	$ 62,067
Long-term debt and current portion of long-term debt	89,200	101,200
Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments of deferred compensation plans held in trust	65,624	62,067
Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term debt and current portion of long-term debt	$ 89,200	$ 101,200